Other Assets - Summary of Other Assets (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Disclosure Of Other Assets [Line Items]
Prepaids	$ 45.3	$ 36.1
Deferred financing cost	4.9	4.1
Other	19.8	102.8
Total other assets	70.0	143.0
Current	66.7	140.1
Non-current	$ 3.3	$ 2.9